Expense Example - Ariel Global Fund	Feb. 01, 2021 USD ($)
Investor Class
Expense Example:
1 Year	$ 116
3 Years	398
5 Years	738
10 Years	1,699
Institutional Class
Expense Example:
1 Year	91
3 Years	298
5 Years	537
10 Years	$ 1,224